Subsequent Events (Details) - Entering into significant commitments or contingent liabilities ft² in Millions, $ in Millions	Jun. 01, 2022 USD ($) renewal_option ft²
Disclosure of non-adjusting events after reporting period [line items]
Lease agreement, surface area | ft²	0.6
Lease agreement, term	15 years
Lease agreement, number of renewal option | renewal_option	2
Lease agreement, renewal option, term	10 years
Lease agreement, base lease term payment obligation | $	$ 1,480